Equity Instruments at Fair Value Through Profit or Loss - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	$ 30,235,591	$ 11,472,381
TOTAL EQUITY INSTRUMENTS	30,235,591	11,472,381
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	29,700,426	11,070,444
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	535,165	401,937
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	10	6,796,572
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	3,917,864	8,672,214
Level 3 [member] | C.O.E.L.S.A. [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	3,083,093	1,253,452
Level 3 [member] | Sedesa [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	317,923	179,546
Level 3 [member] | AC Inversora SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	207,724	176,759
Level 3 [member] | Rofex Inversora SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	239,127	199,123
Level 3 [member] | Tienda Campo Simple SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	5,382	11,330
Level 3 [member] | Argencontrol SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	4,388	5,772
Level 3 [member] | San Juan Tennis Club SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	437	575
Level 3 [member] | Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	59,780	49,085
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	26,317,727	2,800,167
Level 1 [member] | A3 Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	25,827,906	2,438,335
Level 1 [member] | Pampa Energía SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	8,621	8,980
Level 1 [member] | Bolsas y Mercados Argentinos [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	5,815
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	$ 475,385	$ 352,852